Pensions and Other Benefits - Pension Plan Asset (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of fund assets at December 31	CAD 11,376	CAD 10,722
Pension Plans, Defined Benefit [Member]
Schedule of Pension Plan Assets by Fair Value [Line Items]
Projected benefit obligation at December 31	(11,360)	(9,921)	CAD (10,647)
Fair value of fund assets at December 31	11,376	10,722	CAD 9,763
Funded Status	16	801
Pension Plans, Defined Benefit [Member] | Surplus [Member]
Schedule of Pension Plan Assets by Fair Value [Line Items]
Projected benefit obligation at December 31	(10,878)	(9,533)
Fair value of fund assets at December 31	11,182	10,561
Funded Status	304	1,028
Pension Plans, Defined Benefit [Member] | Accumulated Deficit [Member]
Schedule of Pension Plan Assets by Fair Value [Line Items]
Projected benefit obligation at December 31	(482)	(388)
Fair value of fund assets at December 31	194	161
Funded Status	CAD (288)	CAD (227)